OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2024
Disclosure Other Long Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES	OTHER LONG-TERM LIABILITIES
The company’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	Note	2024	2023
Lease liabilities		$293	$470
Regulatory liabilities(1)		—	104
Pension obligations		46	57
Other		77	94
		$416	$725
(1)    Regulatory liabilities are related to the regulated pricing mechanism at certain of the company’s Spanish assets.